EQUITY (Details Textual) In Thousands, except Share data, unless otherwise specified	1 Months Ended		12 Months Ended				12 Months Ended
	Jul. 31, 2013 USD ($)	May 31, 2011 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2013 ILS	Dec. 31, 2012 ILS	Dec. 31, 2010 Magic Option Plan [Member] USD ($)
Ordinary shares, par value (in dollars per share)			$ 1.0		1	1
Treasury stock, shares			568,620			568,620
Dividends, Common Stock, Cash	$ 5,446	$ 10,000	$ 4,563
Common Stock, Dividends, Per Share, Declared	$ 0.37	$ 0.71	$ 0.31
Stock Issued During Period, Shares, New Issues							3,287,616
Stock Issued During Period New Issues Value Per Share							$ 6.5
Class of Warrant or Right, Outstanding				1,134,231
Warrants Exercise Price				$ 8.26
Issuance in a subsidiary to non-controlling interest				$ 20,290